General and Administrative - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	$ 1,812	$ 31,014	$ 27,286	$ 1,682
Office administrative expenses	6,167			4,655
Professional fees	1,936			1,425
Salaries and benefits	16,557			13,009
Share-based compensation	3,692	3,692	4,146	4,146
Total	30,164	$ 12,599	$ 10,822	24,917
Corporate [Member]
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	660			588
Office administrative expenses	2,432			2,042
Professional fees	1,400			860
Salaries and benefits	9,381			6,459
Share-based compensation	3,692			4,146
Total	17,565			14,095
Mines [Member]
Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	1,152			1,094
Office administrative expenses	3,735			2,613
Professional fees	536			565
Salaries and benefits	7,176			6,550
Share-based compensation
Total	$ 12,599			$ 10,822